Label	Element	Value
Innovator U.S. Equity Power Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.74 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	95.90%
Innovator U.S. Equity Power Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.76 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.10%
Innovator U.S. Equity Power Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $638.94 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Innovator U.S. Equity Power Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $487.70 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.90%)